Leases (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lease liabilities	R$ 9,184	R$ 8,360
Incremental borrowing lease liabilities	12.12%	12.20%